SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
SEGMENTED INFORMATION
Schedule of segmented information

	Cannabis	Other	Total
	$	$	$
For the three months ended June 30, 2019
Sales	4,975,864	94,243	5,070,107
Interest revenue	(118,960)	283,787	164,827
Loss from operations	10,605,523	3,172,728	13,778,251
Net (income) loss and comprehensive (income) loss	(3,072,949)	3,525,680	452,731
Share of income from joint venture	(14,488,832)	—	(14,488,832)

For the six months ended June 30, 2019
Sales	7,585,423	94,243	7,679,666
Interest revenue	(48,591)	851,728	803,137
Loss from operations	14,104,906	9,591,477	23,696,383
Net (income) loss and comprehensive (income) loss	(5,403,561)	9,504,975	4,101,414
Share of income from joint venture	(20,301,051)	—	(20,301,051)

	Cannabis	Other	Total
	$	$	$
For the three months ended June 30, 2018
Sales	284,262	—	284,262
Interest revenue	—	274,436	274,436
Loss from operations	1,462,406	5,378,967	6,841,373
Net loss and comprehensive loss	780,274	4,830,696	5,610,970
Share of income from joint venture	(682,431)	—	(682,431)

For the six months ended June 30, 2018
Sales	657,480	—	657,480
Interest revenue	—	524,500	524,500
Loss from operations	2,111,738	9,642,642	11,754,380
Net loss and comprehensive loss	1,731,400	8,924,990	10,656,390
Share of income from joint venture	(380,638)	—	(380,638)